Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (4,772)	$ (6,703)	$ (3,035)	$ (2,162)	$ (11,473)	$ (5,197)	$ (10,549)	$ (11,017)
Less: preferred dividends	(131)				(353)		(533)
Net loss attributable to common shareholders	$ (4,903)		$ (3,035)		$ (11,826)	$ (5,197)	$ (11,082)	$ (11,017)
Weighted-average common shares outstanding - basic	1,233		150		1,043	149	248	147
Weighted-average common shares outstanding - diluted	1,233		150		1,043	149	248	147
Net loss per common share - basic	$ (4)		$ (20.4)		$ (11.4)	$ (35)	$ (44.61)	$ (75)
Net loss per common share - diluted	$ (4)		$ (20.4)		$ (11.4)	$ (35)	$ (44.61)	$ (75)